Derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 9,631,043	$ 6,439,712	$ 3,555,213
Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,167,022	2,026,834
Financial assets, at fair value		20,981
Financial liabilities	32,329	28,173
Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	75,464
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	347,110	758,536
Financial assets, at fair value	158	6
Financial liabilities		4
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Exchange Rate Contracts Future [Member]
IfrsStatementLineItems [Line Items]
Notional amount	701,367	421,306
Financial assets, at fair value	61	1,963
Financial liabilities	1,990
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Interest Rate Contracts Swap [Member]
IfrsStatementLineItems [Line Items]
Notional amount	308,176	213,568
Financial assets, at fair value	19,808
Financial liabilities	78	22,294
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Currency Non Deliverable Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Notional amount	483,493	114,478
Financial assets, at fair value	4,772
Financial liabilities	16,169	5,875
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Notional amount	23,645	10
Financial assets, at fair value	23,665	20
Financial liabilities	(0)	(0)
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Call Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount	27,000
Financial assets, at fair value	27,000
Financial liabilities	(0)
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	164,752	188,748
Financial assets, at fair value		1,050
Financial liabilities	510
Interest rate swap contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		17,882
Financial liabilities	13,582
Interest rate swap contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 111,479	88,193
DI Future [Member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		60
Financial liabilities
DI Future [Member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 241,995